As filed with the Securities and Exchange Commission
                                on March 7, 2000
                       Registration No. 33-4038; 811-4614
                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |_|

                         Post-Effective Amendment No. 46                    |X|
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|

                                Amendment No. 47                            |X|

                        (Check appropriate box or boxes)
                            ------------------------
                               NATIONS FUND, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

   Robert M. Kurucza, Esq.                            Carl Frischling, Esq.
   Marco E. Adelfio, Esq.                             Kramer, Levin, Naftalis
   Morrison & Foerster LLP                            & Frankel
   2000 Pennsylvania Ave., N.W., Suite 5500           919 Third Avenue
   Washington, D.C.  20006                            New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

|X| Immediately upon filing pursuant to Rule 485(b); or         |_|     on (date) pursuant  to Rule
                                                                        485(b), or
|_|   60 days after filing pursuant to Rule 485(a), or          |_|     on  (date) pursuant to Rule
                                                                        485(a)
|_|   75 days after filing pursuant to paragraph (a)(2)         |_|     on (date) pursuant to paragraph (a)(2) of
                                                                        Rule 485
If appropriate, check the following box:
|_|   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         The Registrant is filing this Post-Effective Amendment No. 46 to the Registration Statement of Nations Fund, Inc. (the "Company") for the purpose of filing all corporate documents and agreements. The prospectuses and Statement of Additional Information are hereby incorporated by reference to Post-Effective Amendment No. 45, filed on July 30, 1999.

                               NATIONS FUND, INC.
                              CROSS REFERENCE SHEET


Part A
Item No.                                                               Prospectus
--------                                                               ------------
  1.   Front and Back Cover Pages ................................     Front and Back Cover Pages

  2.   Risk/Return Summary: Investments, Risks
       and Performance.............................................    About this Prospectus

  3.   Risk/Return Summary: Fee Tables.............................    About the Funds; Financial Highlights

  4.   Investment Objectives, Principal
       Investment Strategies, and Related Risks....................    About the Funds; Other Important
                                                                       Information

  5.   Management's Discussion of Fund
       Performance.................................................    About the Funds

  6.   Management, Organization, and
       Capital Structure...........................................    What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

  7.   Shareholder Information.....................................    About the Funds; About your
                                                                       Investment

  8.   Distribution Arrangements...................................    Information for Investors

  9.   Financial Highlights Information............................    Financial Highlights; About the Funds


Part B
Item No.
---------
10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction

12.   Description of the Fund and Its
      Investments and Risks.......................................     Additional Information on Portfolio
                                                                       Investments


13.   Management of the Funds.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares...................................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance

22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                              Other Information
-----------                           --------------------
                                      Information required to be included in
                                      Part C is set forth under the appropriate
                                      Item, so numbered, in Part C of this
                                      Document

                               NATIONS FUND, INC.

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.          Exhibits

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4038; 811-4614)

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(a)                    Articles of Incorporation:
(a)(1)                 Articles of Incorporation dated December 9, 1983, filed herewith.
(a)(2)                 Articles of Amendment dated March 10, 1986, filed herewith.
(a)(3)                 Articles of Amendment dated July 31, 1986, filed herewith.
(a)(4)                 Articles Supplementary dated July 31, 1986, filed herewith.
(a)(5)                 Articles of Amendment dated October 4, 1989, filed herewith.
(a)(6)                 Articles Supplementary dated November 30, 1989, filed herewith.
(a)(7)                 Articles Supplementary dated March 26, 1991, filed herewith.
(a)(8)                 Articles Supplementary dated April 15, 1992, filed herewith.
(a)(9)                 Articles Supplementary dated September 22, 1992, filed herewith.
(a)(10)                Articles Supplementary dated February 18, 1993, filed herewith.
(a)(11)                Articles Supplementary dated July 9, 1993, filed herewith.
(a)(12)                Articles Supplementary dated March 21, 1994, filed herewith.
(a)(13)                Articles Supplementary dated December 21, 1994, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(a)(14)                Articles Supplementary dated March 18, 1996, filed herewith.
(a)(15)                Articles Supplementary dated November 4, 1996, filed herewith.
(a)(16)                Articles Supplementary dated February 5, 1997, filed herewith.
(a)(17)                Articles Supplementary dated May 1, 1998, filed herewith.
(a)(18)                Articles Supplementary dated October 7, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(b)                    Bylaws:
(b)(1)                 Amended and Restated Bylaws dated January 26, 1995, last
                       amended May 26, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(c)                    Instruments Defining Rights of Securities Holders:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(d)                    Investment Advisory Contracts:
(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, Inc. (formerly
                       NationsBanc Advisors, Inc.) ("BAAI") and Nations Fund, Inc. ("Registrant") dated
                       January 1, 1996, Schedule I dated August 19, 1999, filed herewith.
(d)(2)                 Sub-Advisory Agreement among BAAI, and Banc of America Capital
                       Management, Inc. (formerly TradeStreet Investment Associates, Inc.) ("BACAP") and the
                       Registrant dated January 1, 1996, Schedule I dated February 14, 2000, filed herewith.
(d)(3)                 Sub-Advisory Agreement among BAAI, Gartmore Global Partners ("Gartmore") and the
                       Registrant dated April 10, 1996, Schedule I dated May 3, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(e)                    Underwriting Contract:
(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       September 1, 1993, Schedule I amended August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(f)                    Bonus or Profit Sharing Contracts.
(f)(1)                 Deferred Compensation Plan dated January 26, 1995, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(g)                    Custodian Agreement:
(g)(1)                 Custody Agreement between the Registrant and The Bank of
                       New York ("BNY") dated October 19, 1998, Schedule I dated
                       August 25, 1999, filed herewith.
(g)(2)                 Amendment to the Custody Agreement dated September 1, 1999, filed herewith.
(g)(3)                 Amendment to the Custody Agreement dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(h)                    Other Material Contracts:
(h)(1)                 Co-Administration Agreement among the Registrant,
                       Stephens and BAAI dated December 1, 1998, Schedule I
                       dated August 19, 1999, filed herewith.
(h)(2)                 Sub-Administration Agreement among the Registrant, BNY
                       and BAAI dated December 1, 1998, Schedule I dated August
                       19, 1999, filed herewith.
(h)(3)                 Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                       Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1,
                       1995, Schedule G dated February 14, 2000, filed herewith.
(h)(4)                 Amendment to Transfer Agency and Services Agreement dated January 1, 1999, filed herewith.
(h)(5)                 Sub-Transfer Agency Agreement between PFPC and Bank of
                       America, N.A. ("Bank of America") dated September 11,
                       1995, Schedule A dated February 14, 2000, filed herewith.
(h)(6)                 Shareholder Servicing Plan relating to Primary B Shares, filed herewith.
(h)(7)                 Shareholder Servicing Plan relating to Investor A Shares, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(h)(8)                 Amended and Restated Shareholder Servicing Plan relating to
                       Investor B Shares of the Money Market Funds and Investor
                       C Shares of the Non-Money Market Funds, Exhibit I amended
                       August 19, 1999, filed herewith.
(h)(9)                 Shareholder Servicing Plan relating to Investor C Shares of the
                       Money Market Funds and Investor B Shares of the Non-Money
                       Market Funds, Exhibit I amended August 19, 1999, filed
                       herewith.
(h)(10)                Shareholder Servicing Plan relating to Marsico Shares, filed herewith.
(h)(11)                Shareholder Servicing Plan relating to Daily Shares, filed herewith.
(h)(12)                Cross Indemnification Agreement among Nations Fund Trust, Nations Reserves, Nations
                       Master Investment Trust, Nations Funds Trust and the
                       Registrant dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(i)                    Legal Opinion

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    Other Opinions

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    Omitted Financial Statements

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(l)                    Initial Capital Agreements:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(m)                    Rule 12b-1 Plans:
(m)(1)                 Shareholder Administration Plan relating to Primary B
                       Shares, Exhibit I amended August 19, 1999, filed
                       herewith.
(m)(2)                 Shareholder Servicing and Distribution Plan relating to
                       Investor A Shares, Exhibit A amended August 19, 1999,
                       filed herewith.
(m)(3)                 Distribution Plan relating to Investor B Shares, Exhibit
                       A amended August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(m)(4)                 Distribution Plan relating to Investor B Shares of the
                       Money Market Funds and Investor C Shares of the Non-Money
                       Market Funds, Exhibit A amended August 19, 1999, filed
                       herewith.
(m)(5)                 Distribution Plan relating to Daily Shares, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(n)                    Financial Data Schedule:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    Rule 18f-3 Plan:
(o)(1)                 Rule 18f-3 Multi-Class Plan amended August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(p)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas
                       S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr.,
                       James B. Sommers and Cornelius J. Pings, filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24.          Persons Controlled by of Under Common Control with the Fund

                  No person is controlled by or under common control with the Registrant.

ITEM 25.          Indemnification

                  Under the terms of the Maryland Corporation Law and the Registrant's Charter and Bylaws, provides for the indemnification of the Registrant's directors, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

         1.       Co-Administration Agreement with Stephens and BAAI;

         2.       Sub-Administration Agreement with BNY and BAAI;

         3.       Distribution Agreement with Stephens;

         4.       Custody Agreement with BNY;

         5.       Transfer Agency and Services Agreement with PFPC; and

         6. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust"), Nations Reserves ("Reserves"), Nations Master Investment Trust ("Master Trust") and Nations Funds Trust ("Funds Trust")dated February 14, 2000. The Trust, Reserves, Master Trust and/or Funds Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, Reserves, Master Trust and/or Funds Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, Reserves, Master Trust and/or Funds Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, Reserves, Master Trust and/or Funds Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of the Investment Adviser

         To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or BACAP or Gartmore, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI, BACAP or Gartmore, respectively, or other subsidiaries of Bank of America Corporation.

         (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly-owned subsidiary of Bank of America which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

         (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

        (c) Gartmore performs investment sub-advisory services for the Registrant and certain other customers. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of Bank of America, and Gartmore U.S. Limited, an indirect, wholly-owned subsidiary of Gartmore Investment Management plc, a UK Company which is the holding company for a leading UK based international fund management group of companies. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Gartmore with the SEC pursuant to the Advisers Act (file no. 801-48811).

ITEM 27.          Principal Underwriters

         (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Reserves, Nations
LifeGoal Funds, Inc., Nations Annuity Trust, Nations Funds Trust, Wells Fargo Trust, Wells Fargo Variable Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Wells Fargo Core Trust, Nations Master Investment Trust, and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

         (c)      Not applicable.

ITEM 28.          Location of Accounts and Records

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (3) Gartmore, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (4) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (5) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (6) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (7) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent)

ITEM 29.          Management Services

                  Not Applicable

ITEM 30.          Undertakings

                  Not Applicable

                                   SIGNATURES
                                   ----------
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of March, 2000.

                                          NATIONS FUND, INC.


                                          By:       *
                                              --------------------------------
                                              A. Max Walker
                                              President and Chairman of the
                                               Board of Directors

                                          By:  /s/ Richard H. Blank, Jr.
                                             ---------------------------------
                                                     Richard H. Blank, Jr.
                                                     *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

        *                                     President and Chairman                   March 6, 2000
-----------------------------               of the Board of Directors
(A. Max Walker)                           (Principal Executive Officer)


  /s/ Richard H. Blank, Jr.                    Treasurer and Secretary                  March 6, 2000
-----------------------------                 (Principal Financial and
(Richard H. Blank, Jr.)                          Accounting Officer)


        *                                             Director                          March 6, 2000
-----------------------------
(Edmund L. Benson, III)

        *                                             Director                          March 6, 2000
-----------------------------
(James Ermer)

        *                                             Director                          March 6, 2000
-----------------------------
(William H. Grigg)

        *                                             Director                          March 6, 2000
-----------------------------
(Thomas F. Keller)

        *                                             Director                          March 6, 2000
-----------------------------
(Carl E. Mundy, Jr.)

        *                                             Director                         March 6, 2000
-----------------------------
(Charles B. Walker)

        *                                             Director                         March 6, 2000
-----------------------------
(Cornelius J. Pings)

        *                                             Director                          March 6, 2000
-----------------------------
(Thomas S. Word)

        *
-----------------------------
(James P. Sommers)                                    Director                         March 6, 2000

 /s/ Richard H. Blank, Jr.
-----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               Nations Fund, Inc.
                                  Exhibit Index

Exhibit No.       Description
-----------       -----------
EX-99.A1          Articles of Incorporation
EX-99.A2          Articles of Amendment (3/10/86)
EX-99.A3          Articles of Amendment (7/31/86)
EX-99.A4          Articles Supplementary (7/31/86)
EX-99.A5          Articles of Amendment (10/4/89)
EX-99.A6          Articles Supplementary (11/30/89)
EX-99.A7          Articles Supplementary (3/26/91)
EX-99.A8          Articles Supplementary (4/15/92)
EX-99.A9          Articles Supplementary (9/22/92)
EX-99.A10         Articles Supplementary (2/18/93)
EX-99.A11         Articles Supplementary (7/9/93)
EX-99.A12         Articles Supplementary (3/21/94)
EX-99.A13         Articles Supplementary (12/21/94)
EX-99.A14         Articles Supplementary (3/18/96)
EX-99.A15         Articles Supplementary (11/4/96)
EX-99.A16         Articles Supplementary (2/5/97)
EX-99.A17         Articles Supplementary (5/1/98)
EX-99.A18         Articles Supplementary (10/7/98)
EX-99.B1          Amended and Restated Bylaws
EX-99.D1          Investment Advisory Agreement
EX-99.D2          Sub-Advisory Agreement - TradeStreet Investment Associates,
                  Inc.
EX-99.D3          Sub-Advisory Agreement - Gartmore Global Partners
EX-99.E1          Distribution Agreement
EX-99.F1          Nations Funds Deferred Compensation Plan
EX-99.G1          Custody Agreement
EX-99.G2          Amendment to the Custody Agreement
EX-99.G3          Amendment No. 2 to the Custody Agreement
EX-99.H1          Co-Administration Agreement
EX-99.H2          Sub-Administration Agreement
EX-99.H3          Transfer Agency Agreement
EX-99.H4          Amendment To Transfer Agency Agreement
EX-99.H5          Sub-Transfer Agency Agreement
EX-99.H6          Shareholder Servicing Plan--Primary B Shares
EX-99.H7          Shareholder Servicing Plan--Investor A Shares
EX-99.H8          Shareholder Servicing Plan--Investor B Shares of Money Market
                  Funds/Investor C Shares of Non-Money Market Funds
EX-99.H9          Shareholder Servicing Plan for Investor C Shares of Money
                  Market Funds/Investor B Shares of Non-Money Market Funds
EX-99.H10         Shareholder Servicing Plan--Marsico Shares
EX-99.H11         Shareholder Servicing Plan--Daily Shares
EX-99.H12         Cross Indemnification Agreement

EX-99.M1          Shareholder Administration Plan
EX-99.M2          Shareholder Servicing and Distribution Plan
EX-99.M3          Distribution Plan--Investor B Shares
EX-99.M4          Distribution Plan--Investor B Shares of Money Market Funds/
                  Investor C Shares of Non-Money Market Funds
EX-99.M5          Distribution Plan--Daily Shares
EX-99.O1          Rule 18f-3 Plan
EX-99.P           Powers of Attorney